INCOME TAX AND DEFERRED TAX ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	June 30,	December 31,
	2021	2020
Deferred tax items
Accounts receivable, net	$13,282	$3,869
Accrued expenses	—	27,860
Loss carryforward	24,170	—
Valuation allowance	(6,923)	(6,839)
Deferred tax assets, net	$30,529	$24,890

Schedule of provision for income taxes

	June 30,	June 30,
	2021	2020
Current	$—	$6,960
Deferred tax adjustment	(5,321)	3,469
(Income tax benefit) income tax	$(5,321)	$10,429

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

	June 30,	June 30,
China	2021	2020
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	-16.50%	-16.50%
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	-25.00%	-20.00%
Effect of valuation and deferred tax adjustments	3.14%	1.70%
Effective rate	3.14%	6.70%